Fair Value Measurements (Details) - Schedule of financial liabilities - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Fair Value Measurements (Details) - Schedule of financial liabilities [Line Items]
Borrowings	$ 1,038,155	$ 1,456,131
Trade payables
Other financial liabilities
Total	1,038,155	1,456,131
Fair value through profit (loss) [Member]
Fair Value Measurements (Details) - Schedule of financial liabilities [Line Items]
Borrowings
Trade payables	941,162	876,154
Other financial liabilities	1,510,240	565,028
Total	2,451,402	1,441,182
Fair value through other comprehensive income [Member]
Fair Value Measurements (Details) - Schedule of financial liabilities [Line Items]
Borrowings
Trade payables
Other financial liabilities
Total